Share Capital - Additional Information (Detail) $ / shares in Units, £ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 GBP (£) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 GBP (£) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Authorized share capital shares | shares		60,000,000		60,000,000
Par value per share | $ / shares		$ 0.16		$ 0.16
Share cancellation charges		$ 55		$ 55	$ 110
Share Repurchase Program Other [Member]
Disclosure of classes of share capital [line items]
Share cancellation charges		$ 110
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares		0		0	0	1,100,000
Number of shares repurchased | shares	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000
Number of shares cancelled | shares	3,300,000	3,300,000	1,100,000	1,100,000	2,200,000
Cancellation of treasury shares		$ 85,677		$ 81,686	$ 163,711
Treasury shares [member] | Share Repurchase Program Other [Member]
Disclosure of classes of share capital [line items]
Number of shares repurchased | shares	2,200,000	2,200,000
Number of shares cancelled | shares	2,200,000	2,200,000
Cancellation of treasury shares		$ 129,790
Share capital [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares		45,684,145		48,360,817	48,849,907	50,502,203
Number of shares cancelled | shares	3,300,000	3,300,000	1,100,000	1,100,000	2,200,000
Cancellation of treasury shares		$ (140)		$ (134)	$ 302
Share capital [member] | Share Repurchase Program Other [Member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares		280
Share Premium [member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares		(85,537)		$ (81,552)	(163,409)
Share Premium [member] | Share Repurchase Program Other [Member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares		41,112
Retained earnings [member] | Share Repurchase Program Other [Member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares		$ 88,398
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital amount | £	£ 6,100		£ 6,100
Authorized share capital shares | shares		60,000,000		60,000,000
Par value per share | $ / shares		$ 10		$ 10
Number of shares outstanding | shares		45,684,145		48,360,817
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital shares | shares		1,000,000		1,000,000
Par value per share | $ / shares		$ 10		$ 10
American depositary shares [member]
Disclosure of classes of share capital [line items]
Shares repurchased value		$ 85,622		$ 81,631	$ 85,038
Shares repurchased transaction costs		11		$ 11		$ 11
American depositary shares [member] | Share Repurchase Program Other [Member]
Disclosure of classes of share capital [line items]
Shares repurchased value		129,680
Shares repurchased transaction costs		$ 22
American depositary shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased | shares		3,300,000				3,300,000
Price for repurchase of shares		$ 180				$ 110
Duration of share repurchase program	42 months	42 months				36 months
American depositary shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Price for repurchase of shares		$ 10				$ 10
American depositary shares [member] | Treasury shares [member] | Share Repurchase Program Other [Member]
Disclosure of classes of share capital [line items]
Number of shares cancelled | shares	1,100,000	1,100,000